1 Operations (Tables)	12 Months Ended
Dec. 31, 2019
Operations [Abstract]
Subsidiaries

1.1.1        Subsidiaries

	Headquarters	Main activity	Interest
Subsidiaries			%	Investor
Copel Geração e Transmissão S.A. (Copel GeT)	Curitiba/PR	Production and transmission of electricity	100.0	Copel
Copel Distribuição S.A. (Copel DIS)	Curitiba/PR	Distribution and marketing of electricity	100.0	Copel
Copel Telecomunicações S.A. (Copel TEL)	Curitiba/PR	Telecommunication and communication	100.0	Copel
Copel Renováveis S.A. (Copel REN) (a)	Curitiba/PR	Control and management of interests	100.0	Copel
Copel Comercialização S.A. (Copel Energia)	Curitiba/PR	Commercialization of electricity	100.0	Copel
Companhia Paranaense de Gás - Compagás	Curitiba/PR	Distribution of pipeline gas	51.0	Copel
Elejor - Centrais Elétricas do Rio Jordão S.A.	Curitiba/PR	Production of electricity	70.0	Copel
UEG Araucária Ltda. (UEG)	Curitiba/PR	Production of electricity from natural gas	20.3	Copel
			60.9	Copel GeT
São Bento Energia, Investimentos e
Participações S.A. (São Bento)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Nova Asa Branca I Energias Renováveis S.A.	S. Miguel do Gostoso/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca II Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Asa Branca III Energias Renováveis S.A.	Parazinho/RN	Production of electricity from wind sources	100.0	Copel GeT
Nova Eurus IV Energias Renováveis S.A.	Touros/RN	Production of electricity from wind sources	100.0	Copel GeT
Santa Maria Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Santa Helena Energias Renováveis S.A.	Maracanaú/CE	Production of electricity from wind sources	100.0	Copel GeT
Ventos de Santo Uriel S.A.	João Câmara/RN	Production of electricity from wind sources	100.0	Copel GeT
Cutia Empreendimentos Eólicos S.A. (Cutia)	Curitiba/PR	Control and management of interests	100.0	Copel GeT
Costa Oeste Transmissora de Energia S.A.	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Marumbi Transmissora de Energia S.A.	Curitiba/PR	Transmission of electricity	100.0	Copel GeT
Uirapuru Transmissora de Energia S.A (Note 1.2.1)	Florianópolis	Transmission of electricity	100.0	Copel GeT
Bela Vista Geração de Energia S.A. (b)	Curitiba/PR	Production of electricity	100.0	Copel GeT
F.D.A. Geração de Energia Elétrica S.A. (b)	Curitiba/PR	Production of electricity	100.0	Copel GeT
Jandaíra I Energias Renováveis S.A. (b)	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra II Energias Renováveis S.A. (b)	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra III Energias Renováveis S.A. (b)	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
Jandaíra IV Energias Renováveis S.A. (b)	Curitiba/PR	Production of electricity from wind sources	100.0	Copel GeT
GE Olho D’Água S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Boa Vista S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE Farol S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
GE São Bento do Norte S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	São Bento
Central Geradora Eólica São Bento do Norte I S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte II S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Bento do Norte III S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel I S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel II S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Central Geradora Eólica São Miguel III S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Guajiru S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Jangada S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Potiguar S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Cutia S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Maria Helena S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Esperança do Nordeste S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
Usina de Energia Eólica Paraíso dos Ventos do Nordeste S.A.	São Bento do Norte/RN	Production of electricity from wind sources	100.0	Cutia
(a) The company is studying the possible incorporation of the operational activities and version of Copel RENs equity for the shareholder or the change of main activity.
(b) Pre-operating stage.
(c) SPEs established with a 99.99% interest in Copel GeT and 0.1% in Cutia. The transfer of all shares to Copel GeT depends on the granting of Authorizations by Aneel and the signing of the Energy Commercialization Contracts in the Regulated Environment - CCEARs

Joint venture

1.1.2        Joint Ventures

Joint ventures	Headquarters	Main activity	Interest
			%	Investor
Voltalia São Miguel do Gostoso I Participações S.A.	São Paulo/SP	Interests in companies	49.0	Copel
Paraná Gás Exploração e Produção S.A. (a)	Curitiba/PR	Exploration of natural gas	30.0	Copel
Caiuá Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Integração Maranhense Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Matrinchã Transmissora de Energia (TP NORTE) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Guaraciaba Transmissora de Energia (TP SUL) S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
Paranaíba Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	24.5	Copel GeT
Mata de Santa Genebra Transmissão S.A. (b)	Rio de Janeiro/RJ	Transmission of electricity	50.1	Copel GeT
Cantareira Transmissora de Energia S.A.	Rio de Janeiro/RJ	Transmission of electricity	49.0	Copel GeT
(a) Project with halted activities due to a Public Civil Action pending judgment by Federal Court. An arbitration proceeding will be started to decide about relief of contractual obligations with no burden for bidders, with consequent return of signing up bonus, refund of incurred costs with collateral and relief of collateral provided.
(b) Pre-operating stage.

Associates

1.1.3        Associates

Associated companies	Headquarters	Main activity	Interest
			%	Investor
Dona Francisca Energética S.A.	Agudo/RS	Production of electricity	23.0303	Copel
Foz do Chopim Energética Ltda.	Curitiba/PR	Production of electricity	35.77	Copel GeT
Carbocampel S.A.	Figueira/PR	Coal exploration	49.0	Copel
Copel Amec S/C Ltda. - in liquidation	Curitiba/PR	Services	48.0	Copel
Sercomtel S.A. Telecomunicações (a)	Londrina/PR	Telecommunications	45.0	Copel
Dominó Holdings Ltda.	Curitiba/PR	Interests in companies	49.0	Copel Energia
Estação Osasco Desenvolvimento Imobiliário S.A. (b)	São Paulo/SP	Incorporation of real estate projects	18.78	UEG
(a) Investment reduced to zero due to the impairment tests.
(b) Pre-operating stage.

Joint Operations (Consortiums)

1.1.4        Joint Operations (consortiums)

Joint operations	Interest (%) Copel GeT	Other consortium members
Hydroelectric Power Plant Gov. Jayme Canet Júnior - Mauá (Note 17.5)	51.0	Eletrosul Centrais Elétricas S.A. (49%)
Hydroelectric Power Plant Baixo Iguaçu (Note 17.5.1)	30.0	Geração Céu Azul S.A (subsidiary of Neoenergia S.A.) (70%)

Consideration Transferred
Consideration transferred	Assets (-) liabilities, Acquired
Fair value on 06.28.2019	113,709
Percentage of interest transferred	100%
Consideration amount	133,739
Concession rights	20,030

Assets acquired and liabilities recognized

Copel GeT preliminarily measured the fair value of identifiable assets acquired and liabilities assumed as of the date of acquisition, as follows.

		Fair value at the
	Carrying amount	acquisition date
Assets identified	146,802	144,593
Cash and cash equivalents	9,803	9,803
Trade accounts receivable	2,921	2,921
Taxes recoverable	17	17
Contract assets (a)	133,010	120,213
Other receivables	1,051	1,051
Deferred taxes - business combination	-	10,588
Liabilities assumed	12,540	30,884
Suppliers	6,115	6,115
Payroll, social charges and accruals	73	73
Taxes due	320	320
Sectorial charges due	1,572	1,572
Deferred taxes	4,097	4,097
Contingent liabilities - business combination	-	18,344
Others liabilities	363	363
Net assets acquired	134,262	113,709
(a) The book value of contract assets disclosed by the acquired subsidiary was adjusted pursuant to the Company's practices before allocation of fair value in the business combination.